Financing Receivables (Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Financing Receivables [Line Items]
Loans receivable, Carrying value	¥ 1,293,372		¥ 1,271,284
Loans receivable, Fair value	458,352	[1]	554,180	[1]
Loans receivable carried at amortized cost	835,020		717,104
Advances to affiliated companies	10,649		12,766
Loans At Banks [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	285,516		320,296
Short-Term Secured Margin Loans [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	165,246		206,910
Inter-Bank Money Market Loans [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	95,461		8,281
Corporate Loans [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	¥ 747,149		¥ 735,797

[1]	Carried at fair value through election of the fair value option.